RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2013
Amounts due from related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

Amounts due from related parties:

	Years ended December 31,
	2012	2013
	$	$

Trade related balances	63,801,695	78,319,560
Non-trade related balances	3,205,133	5,667,293

Amounts due from related parties	67,006,828	83,986,853

Trade related balances to receivables and prepayments [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

Trade related balances pertain to receivables and prepayments in respect of sales and inventory acquisition or land use right purchases from related parties with common ultimate investors. Details with such parties are as follows:

	At December 31,
Name of related party	2012	2013
	$	$

CEEG (Nanjing) Semiconductor Co., Ltd.	63,801,695	74,922,671
China Electric Equipment Group Co., Limited	-	1,833,709
CEEG (Nanjing) Solar Research Institute	-	1,527,431
CEEG (Jiangsu) Insulative New Material Co., Ltd.	-	35,749

	63,801,695	78,319,560

Amounts due to related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

Amounts due to related parties:

	At December 31,
	2012	2013
	$	$

Trade related balances	56,319,984	6,609,510
Non-trade related balances	14,262,486	5,188,009

Amounts due to related parties	70,582,470	11,797,519

Trade related balances to payables and pre-collected amounts [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

Details of trade related balances with such parties are as follows:

	At December 31,
Name of related party	2012	2013
	$	$

Jiangxi Jingde Semiconductor New Material Co., Ltd.	-	3,181,214
China Electric Equipment Group Co., Ltd.	-	454,759
CEEG (Nanjing) Intelligent Technology Co., Ltd.	-	190,067
CEEG (Jiangsu) Insulative New Material Co., Ltd.	-	1,701,026
CEEG (Nanjing) Semiconductor Co., Ltd.	56,319,984	1,082,444

	56,319,984	6,609,510

Sales to related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

sales to related parties with common ultimate investors:

Name of related party	Years ended December 31,
	2011	2012	2013
	$	$	$
CEEG Nanjing International Trade Co., Ltd.	4,682	-	-
CEEG (Nanjing) Solar Research Institute	10,113,561	4,997,073	1,450,689
CEEG (Nanjing) Semiconductor Co., Ltd.	15,609	-	247,563
China Electric Equipment Group (Hong Kong) Co., Limited	36,250	245,341	71,852
China Electric Equipment Group Co., Limited	-	51,216	7,435,809
CEEG (Jiangsu) Insulative New Material Co., Ltd.	-	537,278	606,322
CEEG Korea Co., Ltd.	-	1,393	-
Jiangxi Jingde Semiconductor New Material Co., Ltd.	-	-	38,893

	10,170,102	5,832,301	9,851,128

Purchases from related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

purchase of raw materials from related parties with common ultimate investors are as follows:

Name of related party	Years ended December 31,
	2011	2012	2013
	$	$	$

China Electric Equipment Group Co., Ltd.	-	-	4,778,993
CEEG (Nanjing) Semiconductor Co., Ltd.	73,351,421	32,011,217	21,449,705
Jiangxi Jingde Semiconductor New Material Co., Ltd.	-	-	4,811,590
CEEG (Jiangsu) Insulative New Material Co., Ltd.	21,670	3,852,558	6,181,715
CEEG (Nanjing) Special Transformer Co., Ltd.	-	-	181

	73,373,091	35,863,775	37,222,184

Short-term borrowings [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions

Short-term borrowings from CEEG Semi, with common ultimate investors, are as follows:

	Years ended December 31,
	2011	2012	2013
	$	$	$

Opening balance	-	-	(9,545,760)
Borrowings	-	(116,935,560)	(28,713,240)
Repayment	-	107,389,800	38,259,000

Closing balance	-	(9,545,760)	-